January 24, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Series Fund, Inc.

(File Nos. 33-41694; 811-06352)

Ladies and Gentlemen:

On behalf of ING Series Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 12, 2012 to ING Global Target Payment Fund’s Class A, Class C, Class I, and Class W Prospectus dated February 28, 2011 and Class R Prospectus dated August 5, 2011.

The purpose of the filing is to submit the 497(e) filing dated January 24, 2012 in XBRL for the ING Global Target Payment Fund.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com